Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Segments

For the year ended June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Revenue	$3,099,321	$12,519,123	$910,317	$475,496	$10,837,350	$27,841,607
Cost of Revenue	$(2,334,956)	$(10,746,437)	$(843,082)	$(337,745)	$(10,190,371)	$(24,452,591)
Operating expenses	$(1,576,751)	$(6,368,990)	$(463,115)	$(241,904)	$(5,513,403)	$(14,164,163)
Other income, net	$22,675	$91,303	$143,886	$8,998	$79,286	$346,148
Loss before income tax	$(789,711)	$(4,505,001)	$(251,994)	$(95,155)	$(4,787,138)	$(10,428,999)
Income tax expense	$155	$619	$9,695	$250	$541	$11,260
Net Loss	$(789,866)	$(4,505,620)	$(261,689)	$(95,405)	$(4,787,679)	$(10,440,259)

For the year ended June 30, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$3,587,564	$13,916,977	$1,212,500	$1,498,683	$20,215,724
Cost of Revenue	$(1,769,744)	$(12,691,063)	$(994,480)	$(981,849)	$(16,437,136)
Operating expenses	$(3,037,311)	$(1,369,902)	$(366,587)	$(710,815)	$(5,484,615)
Other income (expenses)	$280,117	$262	$255,377	$(26,641)	$509,115
(Loss) Income before income tax	$(939,374)	$(143,726)	$106,810	$(220,622)	$(1,196,912)
Income tax expense (benefit)	$5,946	$-	$(34)	$92	$6,004
Net (Loss) Income	$(945,320)	$(143,726)	$106,844	$(220,714)	$(1,202,916)

For the year ended June 30, 2023

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total

Revenue	$4,512,432	$11,884,095	$1,253,781	$2,150,566	$19,800,874
Cost of Revenue	$(2,054,523)	$(10,896,349)	$(1,019,167)	$(775,928)	$(14,745,967)
Operating expenses	$(4,413,634)	$(1,346,822)	$(401,942)	$(860,789)	$(7,023,187)
Other income, net	$839,211	$-	$39,105	$4,998	$883,314
(Loss) income before income tax	$(1,116,514)	$(359,076)	$(128,223)	$518,847	$(1,084,966)
Income tax benefit	$(4,795)	$-	$(47)	$(108)	$(4,950)
Net (Loss) income	$(1,111,719)	$(359,076)	$(128,176)	$518,955	$(1,080,016)

Financial position

As of June 30, 2025

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Digital marketing	Total

Current assets	$1,517,382	$3,979,883	$429,545	$181,457	$3,272,861	$9,381,128
Non-current assets	$95,805	$30,754	$2,550,745	$1,168	$26,623	$2,705,095
Total assets	$1,613,187	$4,010,637	$2,980,290	$182,625	$3,299,484	$12,086,223
Current liabilities	$3,308,178	$2,917,182	$1,383,933	$211,366	$2,479,698	$10,300,357
Non-current liabilities	$135,209	$-	$1,754,513	$-	$-	$1,889,722
Total liabilities	$3,443,387	$2,917,182	$3,138,446	$211,366	$2,479,698	$12,190,079
Net liabilities	$(1,830,200)	$1,093,455	$(158,156)	$(28,741)	$819,786	$(103,856)

As of June 30, 2024

	Online Promotion	Premium business solutions revenue	Shared office rental	Value- added service	Total
Current assets	$556,475	$367,863	$33,490	$166,957	$1,124,785
Non-current assets	$114,104	$57,460	$3,167,324	$48,774	$3,387,662
Total assets	$670,579	$425,323	$3,200,814	$215,731	$4,512,447
Current liabilities	$6,813,865	$796,511	$1,181,426	$450,685	$9,242,487
Non-current liabilities	$127,439	$-	$2,343,420	$-	$2,470,859
Total liabilities	$6,941,304	$796,511	$3,524,846	$450,685	$11,713,346
Net liabilities	$(6,270,725)	$(371,188)	$(324,032)	$(234,954)	$(7,200,899)